UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	2/28/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2011

Prudential Jennison Value Fund

Fund Type Large cap stock Objective Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Value Fund

Prudential Jennison Value Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.03%; Class B, 1.73%; Class C, 1.73%; Class L, 1.23%; Class M, 1.73%; Class R, 1.48%; Class X, 1.73%; Class Z, 0.73%. Net operating expenses: Class A, 1.03%; Class B, 1.73%; Class C, 1.73%; Class L, 1.23%; Class M, 0.98%; Class R, 1.23%; Class X, 0.98%; Class Z, 0.73%, after contractual reduction through 12/31/2011 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 2/28/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	28.62%	19.56%	14.53%	56.10%	—
Class B	28.17	18.73	10.55	45.03	—
Class C	28.19	18.65	10.47	44.92	—
Class L	28.47	19.30	N/A	N/A	1.08% (3/16/07)
Class M	28.60	19.59	N/A	N/A	0.80 (3/16/07)
Class R	28.45	19.29	13.23	N/A	33.89 (6/3/05)
Class X	28.72	19.62	N/A	N/A	1.98 (3/16/07)
Class Z	28.76	19.89	16.09	60.06	—
Russell 1000® Value Index	26.30	22.16	8.09	49.71	—
S&P 500 Index	27.73	22.59	15.22	29.48	—
Lipper Multi-Cap Value Funds Avg.	28.51	22.42	9.69	59.35	—
Lipper Large-Cap Value Funds Avg.	26.81	19.63	7.00	39.15	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	6.97%	1.15%	4.31%	—
Class B	7.35	1.43	4.13	—
Class C	11.35	1.56	4.13	—
Class L	6.44	N/A	N/A	–1.16% (3/16/07)
Class M	7.18	N/A	N/A	–0.15 (3/16/07)
Class R	12.93	2.08	N/A	5.16 (6/3/05)
Class X	7.31	N/A	N/A	–0.05 (3/16/07)
Class Z	13.51	2.57	5.17	—
Russell 1000® Value Index	15.15	1.38	4.53	—
S&P 500 Index	15.66	2.63	3.29	—
Lipper Multi-Cap Value Funds Avg.	16.02	1.62	5.09	—
Lipper Large-Cap Value Funds Avg.	12.97	1.05	3.57	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and a 12b-1 fee of up to 0.30% and 0.50%, respectively, annually. Investors who purchase Class A or Class L shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M and Class X shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M and Class X shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, to 1% in the seventh year and to 0% in the eighth year after purchase. Class M and Class X shares convert to Class A shares approximately eight years after purchase. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Prudential Jennison Value Fund	3

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 2/28/11 are –8.72% for Class L, Class M, and Class X; and 20.15% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/11 are –2.16% for Class L, Class M, and Class X; and 3.27% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 2/28/11 are 1.78% for Class L, Class M, and Class X; and 25.61% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/11 are 0.45% for Class L, Class M, and Class X; and 3.99% for Class R.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Average) are Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Value Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/28/11 are –5.40% for Class L, Class M, and Class X; and 23.34% for Class R. Lipper Multi-Cap Value Funds Avg. Closest Month-End to Inception average annual total returns as of 3/31/11 are –1.21% for Class L, Class M, and Class X; and 3.74% for Class R.

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Category, the returns for the Lipper Large-Cap Value Funds Average are also shown, as we believe the Lipper Large-Cap Value Funds Average is more consistent with the management of the Fund. Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception cumulative total returns as of 2/28/11 are –7.01% for Class L, Class M, and Class X; and 17.70% for Class R. Lipper Large-Cap Value Funds Avg. Closest Month-End to Inception average total returns as of 3/31/11 are –1.86% for Class L, Class M, and Class X; and 2.76% for Class R.

Investors cannot invest directly in an index or average. The returns for the Russell 1000 Value Index, the S&P 500 Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Five Largest Holdings expressed as a percentage of net assets as of 2/28/11
Comcast Corp. (Class A Stock), Media	2.9%
CA, Inc., Software	2.9
Liberty Global, Inc. (Series C), Media	2.8
Flextronics International Ltd., Electronic Equipment & Instruments	2.6
Wells Fargo & Co., Commercial Banks	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/11
Oil, Gas & Consumable Fuels	15.5%
Media	9.5
Capital Markets	6.4
Food Products	6.3
Insurance	5.4

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Value Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2010, at the beginning of the period, and held through the six-month period ended February 28, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

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you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Value Fund		Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,286.20	1.03%	$5.84
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Class B	Actual	$1,000.00	$1,281.70	1.73%	$9.79
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class C	Actual	$1,000.00	$1,281.90	1.73%	$9.79
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class L	Actual	$1,000.00	$1,284.70	1.23%	$6.97
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

Class M	Actual	$1,000.00	$1,286.00	0.98%	$5.55
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Class R	Actual	$1,000.00	$1,284.50	1.23%	$6.97
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

Class X	Actual	$1,000.00	$1,287.20	0.98%	$5.56
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Class Z	Actual	$1,000.00	$1,287.60	0.73%	$4.14
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2011, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Value Fund	7

Portfolio of Investments

as of February 28, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS

Aerospace & Defense 2.8%
138,929	Lockheed Martin Corp.	$10,997,620
296,688	Raytheon Co.	15,193,392
69,043	United Technologies Corp.	5,767,852

		31,958,864

Auto Components 2.1%
231,680	Lear Corp.(a)	24,511,744

Capital Markets 6.4%
661,075	Bank of New York Mellon Corp. (The)	20,090,069
70,594	Goldman Sachs Group, Inc. (The)	11,561,885
282,355	Lazard Ltd. (Class A Stock)	12,423,620
593,741	Morgan Stanley	17,622,233
547,987	TD Ameritrade Holding Corp.	11,946,117

		73,643,924

Chemicals 1.7%
536,392	Dow Chemical Co. (The)	19,932,327

Commercial Banks 2.5%
876,155	Wells Fargo & Co.	28,264,760

Commercial Services & Supplies 1.8%
550,387	Waste Management, Inc.(b)	20,397,342

Communications Equipment 1.0%
367,597	Motorola Mobility Holdings, Inc.(a)	11,101,429

Computers & Peripherals 2.8%
1,089,854	Dell, Inc.(a)	17,252,389
332,507	Hewlett-Packard Co.	14,507,280

		31,759,669

Consumer Finance 2.6%
339,948	American Express Co.	14,811,534
1,009,674	SLM Corp.(a)	14,963,369

		29,774,903

Diversified Consumer Services 0.8%
580,335	H&R Block, Inc.(b)	8,815,289

See Notes to Financial Statements.

Prudential Jennison Value Fund	9

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services 3.5%
597,738	JPMorgan Chase & Co.	$27,908,387
390,532	Moody’s Corp.(b)	12,457,971

		40,366,358

Electronic Equipment & Instruments 2.6%
3,619,433	Flextronics International Ltd.(a)	29,281,213

Food & Staples Retailing 3.9%
639,068	CVS Caremark Corp.	21,127,588
460,840	Kroger Co. (The)	10,553,236
252,956	Wal-Mart Stores, Inc.	13,148,653

		44,829,477

Food Products 6.3%
295,172	Bunge Ltd.	21,302,563
623,734	ConAgra Foods, Inc.	14,445,679
274,049	Kraft Foods, Inc. (Class A Stock)	8,725,720
717,086	Smithfield Foods, Inc.(a)	16,600,541
595,866	Tyson Foods, Inc. (Class A Stock)	11,100,984

		72,175,487

Healthcare Providers & Services 2.4%
441,885	Omnicare, Inc.	12,651,168
220,098	WellPoint, Inc.(a)	14,629,914

		27,281,082

Hotels, Restaurants & Leisure 0.8%
528,590	International Game Technology	8,700,591

Independent Power Producers & Energy Traders 1.5%
1,104,508	Calpine Corp.(a)	16,711,206

Insurance 5.4%
138,077	Arch Capital Group Ltd.(a)	12,495,968
326,181	Axis Capital Holdings Ltd.	11,846,894
95,103	Berkshire Hathaway, Inc. (Class B Stock)(a)	8,300,590
351,366	MetLife, Inc.	16,640,694
201,820	Travelers Cos., Inc. (The)	12,095,073

		61,379,219

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 1.5%
551,958	IAC/InterActiveCorp(a)	$17,149,335

Machinery 1.4%
362,876	Ingersoll-Rand PLC(b)	16,438,283

Media 9.5%
1,290,690	Comcast Corp. (Class A Stock)	33,248,174
806,693	Liberty Global, Inc. (Series C)(a)	32,178,984
268,882	Time Warner Cable, Inc.	19,407,903
517,384	Viacom, Inc. (Class B Stock)	23,106,369

		107,941,430

Metals & Mining 2.5%
230,959	Goldcorp, Inc.(b)	11,042,150
307,006	Newmont Mining Corp.	16,968,221

		28,010,371

Multi-Utilities 3.2%
632,809	CenterPoint Energy, Inc.	10,036,351
336,634	National Grid PLC (United Kingdom), ADR(b)	15,727,541
207,393	Sempra Energy	11,039,529

		36,803,421

Oil, Gas & Consumable Fuels 15.5%
229,408	Anadarko Petroleum Corp.	18,772,457
132,899	Apache Corp.	16,561,873
265,070	Canadian Natural Resources Ltd.	13,333,021
205,605	Hess Corp.	17,893,803
322,965	Marathon Oil Corp.	16,019,064
218,274	Murphy Oil Corp.	16,049,687
151,525	Noble Energy, Inc.	14,040,307
209,484	Occidental Petroleum Corp.	21,361,083
240,539	Southwestern Energy Co.(a)	9,496,480
287,497	Suncor Energy, Inc.	13,518,109
645,953	Williams Cos., Inc. (The)	19,611,133

		176,657,017

Pharmaceuticals 4.6%
1,208,477	Mylan, Inc.(a)	27,637,869
770,116	Pfizer, Inc.	14,817,032

See Notes to Financial Statements.

Prudential Jennison Value Fund	11

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
202,015	Teva Pharmaceutical Industries Ltd. (Israel), ADR	$10,120,952

		52,575,853

Road & Rail 1.7%
263,334	CSX Corp.	19,660,517

Software 4.3%
1,328,079	CA, Inc.	32,909,798
869,470	Symantec Corp.(a)	15,676,544

		48,586,342

Specialty Retail 0.8%
428,838	Staples, Inc.(b)	9,134,249

Wireless Telecommunication Services 2.7%
1,224,967	MetroPCS Communications, Inc.(a)(b)	17,639,525
326,783	NII Holdings, Inc.(a)	13,385,032

		31,024,557

	TOTAL LONG-TERM INVESTMENTS (cost $848,396,065)	1,124,866,259

SHORT-TERM INVESTMENT 7.0%

AFFILIATED MONEY MARKET MUTUAL FUND
79,985,927	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $79,985,927; includes $62,853,366 of cash collateral received for securities on loan) (Note 3)(c)(d)	79,985,927

	TOTAL INVESTMENTS 105.6% (cost $928,381,992; Note 5)	1,204,852,186
	Liabilities in excess of other assets (5.6%)	(63,611,726)

	NET ASSETS 100.0%	$1,141,240,460

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,987,060; cash collateral of $62,853,366 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,124,866,259	$—	$—
Affiliated Money Market Mutual Fund	79,985,927	—	—

Total	$1,204,852,186	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2011 were as follows:

Oil, Gas & Consumable Fuels	15.5%
Media	9.5
Affiliated Money Market Mutual Fund (including 5.5% of collateral received for securities on loan)	7.0
Capital Markets	6.4
Food Products	6.3
Insurance	5.4
Pharmaceuticals	4.6
Software	4.3
Food & Staples Retailing	3.9
Diversified Financial Services	3.5
Multi-Utilities	3.2
Aerospace & Defense	2.8

See Notes to Financial Statements.

Prudential Jennison Value Fund	13

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Computers & Peripherals	2.8%
Wireless Telecommunication Services	2.7
Consumer Finance	2.6
Electronic Equipment & Instruments	2.6
Commercial Banks	2.5
Metals & Mining	2.5
Healthcare Providers & Services	2.4
Auto Components	2.1
Commercial Services & Supplies	1.8
Chemicals	1.7
Road & Rail	1.7
Independent Power Producers & Energy Traders	1.5
Internet Software & Services	1.5
Machinery	1.4
Communications Equipment	1.0
Diversified Consumer Services	0.8
Hotels, Restaurants & Leisure	0.8
Specialty Retail	0.8

105.6
Liabilities in excess of other assets	(5.6)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

FEBRUARY 28, 2011	SEMIANNUAL REPORT

Prudential Jennison Value Fund

Statement of Assets and Liabilities

as of February 28, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $61,987,060:
Unaffiliated investments (cost $848,396,065)	$1,124,866,259
Affiliated investments (cost $79,985,927)	79,985,927
Cash	709
Dividends receivable	1,373,393
Receivable for Fund shares sold	778,649
Foreign tax reclaim receivable	158,144
Prepaid expenses	10,887

Total assets	1,207,173,968

Liabilities
Payable to broker for collateral for securities on loan	62,853,366
Payable for Fund shares reacquired	1,989,259
Management fee payable	487,343
Accrued expenses	226,359
Distribution fee payable	201,704
Affiliated transfer agent fee payable	115,718
Payable for investments purchased	57,690
Deferred trustees’ fees	2,069

Total liabilities	65,933,508

Net Assets	$1,141,240,460

Net assets were comprised of:
Shares of beneficial interest, at par	$725,628
Paid-in capital in excess of par	1,092,054,743

1,092,780,371
Undistributed net investment income	1,449,053
Accumulated net realized loss on investment and foreign currency transactions	(229,462,416)
Net unrealized appreciation on investments and foreign currencies	276,473,452

Net assets, February 28, 2011	$1,141,240,460

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($659,730,311 ÷ 41,918,613 shares of beneficial interest issued and outstanding)	$15.74
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.66

Class B
Net asset value, offering price and redemption price per share ($25,832,220 ÷ 1,670,333 shares of beneficial interest issued and outstanding)	$15.47

Class C
Net asset value, offering price and redemption price per share ($33,660,806 ÷ 2,177,287 shares of beneficial interest issued and outstanding)	$15.46

Class L
Net asset value, offering price and redemption price per share ($1,560,149 ÷ 99,378 shares of beneficial interest issued and outstanding)	$15.70
Maximum sales charge (5.75% of offering price)	0.96

Maximum offering price to public	$16.66

Class M
Net asset value, offering price and redemption price per share ($856,483 ÷ 54,746 shares of beneficial interest issued and outstanding)	$15.64

Class R
Net asset value, offering price and redemption price per share ($12,804,059 ÷ 814,910 shares of beneficial interest issued and outstanding)	$15.71

Class X
Net asset value, offering price and redemption price per share ($529,338 ÷ 33,767 shares of beneficial interest issued and outstanding)	$15.68

Class Z
Net asset value, offering price and redemption price per share ($406,267,094 ÷ 25,793,749 shares of beneficial interest issued and outstanding)	$15.75

See Notes to Financial Statements.

Prudential Jennison Value Fund	17

Statement of Operations

Six Months Ended February 28, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $30,481)	$7,310,347
Affiliated income from securities loaned, net	55,591
Affiliated dividend income	43,141

Total income	7,409,079

Expenses
Management fee	2,964,689
Distribution fee—Class A	913,099
Distribution fee—Class B	123,456
Distribution fee—Class C	158,675
Distribution fee—Class L	3,921
Distribution fee—Class M	1,382
Distribution fee—Class R	27,783
Distribution fee—Class X	694
Transfer agent’s fees and expenses (including affiliated expense of $251,200) (Note 3)	733,000
Registration fees	76,000
Custodian’s fees and expenses	67,000
Reports to shareholders	60,000
Trustees’ fees	19,000
Legal fees and expenses	17,000
Insurance	13,000
Audit fee	11,000
Loan interest expense (Note 7)	38
Miscellaneous	9,158

Total expenses	5,198,895

Net investment income	2,210,184

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	16,346,073
Foreign currency transactions	1,148

16,347,221

Net change in unrealized appreciation (depreciation) on investments	250,969,365

Net gain on investment and foreign currency transactions	267,316,586

Net Increase In Net Assets Resulting From Operations	$269,526,770

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,210,184	$3,830,759
Net realized gain on investment and foreign currency transactions	16,347,221	35,460,903
Net change in unrealized appreciation (depreciation) on investments	250,969,365	(5,072,940)

Net increase in net assets resulting from operations	269,526,770	34,218,722

Dividends from net investment income (Note 1)
Class A	(1,587,311)	(1,720,099)
Class B	—	(253)
Class C	—	(272)
Class L	(1,180)	(2,137)
Class M	(3,494)	(5,068)
Class R	(8,115)	(7,751)
Class X	(1,680)	(3,352)
Class Z	(2,399,277)	(1,340,154)

	(4,001,057)	(3,079,086)

Capital Contributions (Note 2)
Class M	216	1,912
Class X	20	398

	236	2,310

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	164,364,858	423,060,582
Net asset value of shares issued in reinvestment of dividends	2,207,675	2,133,448
Cost of shares reacquired	(202,864,953)	(266,942,821)

Net increase (decrease) in net assets from Fund share transactions	(36,292,420)	158,251,209

Total increase	229,233,529	189,393,155

Net Assets
Beginning of period	912,006,931	722,613,776

End of period(a)	$1,141,240,460	$912,006,931

(a) Includes undistributed net investment income of:	$1,449,053	$3,239,926

See Notes to Financial Statements.

Prudential Jennison Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 7 (the “Portfolios”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company and currently consists of Prudential Jennison Value Fund (the “Fund”). The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index and the Russell 1000 Value Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the

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securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) continued

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Warrants: The Fund may hold warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

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Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned.

Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $500 million, .50% of the next $500 million, .475% of the next $500 million and .45% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .54% of the Fund’s average daily net assets for the six months ended February 28, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. The Fund compensates PIMS for

Prudential Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) continued

distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended February 28, 2011, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

Management has received the maximum allowable amount of sales charges for Class M and Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $58,573 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2011, it received $3, $17,465 and $809 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2011, PIM has been compensated approximately $16,600 for these services.

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The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2011 were $350,655,748 and $376,470,054, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$936,438,109	$272,128,131	$(3,714,054)	$268,414,077

The difference between book basis and tax basis was primarily attributable to the differences in the treatment of losses on wash sales and investments in partnerships as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2010 of approximately $227,251,000 of which $119,928,000 expires in 2017 and $107,323,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforward may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Prudential Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) continued

The Fund elected to treat post-October capital and foreign currency losses of approximately $10,457,000 and $78,000, respectively, as having been incurred in the fiscal year ending August 31, 2011.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class M and Class X shares are closed to new initial purchases. Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other funds. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

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The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2011:
Shares sold	1,334,616	$19,084,305
Shares issued in reinvestment of dividends	111,557	1,543,890
Shares reacquired	(4,035,815)	(57,455,439)

Net increase (decrease) in shares outstanding before conversion	(2,589,642)	(36,827,244)
Shares issued upon conversion from Class B, Class M and Class X	251,044	3,486,522
Shares reacquired upon conversion into Class Z	(36,659)	(504,343)

Net increase (decrease) in shares outstanding	(2,375,257)	$(33,845,065)

Year ended August 31, 2010:
Shares sold	5,103,886	$66,610,153
Shares issued in reinvestment of dividends	130,411	1,661,453
Shares reacquired	(9,916,864)	(128,623,050)

Net increase (decrease) in shares outstanding before conversion	(4,682,567)	(60,351,444)
Shares issued upon conversion from Class B, Class M and Class X	517,151	6,667,403

Net increase (decrease) in shares outstanding	(4,165,416)	$(53,684,041)

Class B
Six months ended February 28, 2011:
Shares sold	70,716	$992,319
Shares reacquired	(165,847)	(2,315,024)

Net increase (decrease) in shares outstanding before conversion	(95,131)	(1,322,705)
Shares reacquired upon conversion into Class A	(208,118)	(2,812,430)

Net increase (decrease) in shares outstanding	(303,249)	$(4,135,135)

Year ended August 31, 2010:
Shares sold	206,481	$2,662,822
Shares issued in reinvestment of dividends	20	245
Shares reacquired	(497,284)	(6,382,717)

Net increase (decrease) in shares outstanding before conversion	(290,783)	(3,719,650)
Shares reacquired upon conversion into Class A	(417,502)	(5,285,329)

Net increase (decrease) in shares outstanding	(708,285)	$(9,004,979)

Prudential Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28, 2011:
Shares sold	114,995	$1,640,059
Shares reacquired	(317,698)	(4,507,681)

Net increase (decrease) in shares outstanding before conversion	(202,703)	(2,867,622)
Shares reacquired upon conversion into Class Z	(546)	(7,691)

Net increase (decrease) in shares outstanding	(203,249)	$(2,875,313)

Year ended August 31, 2010:
Shares sold	475,103	$6,132,360
Shares issued in reinvestment of dividends	18	225
Shares reacquired	(542,990)	(6,959,009)

Net increase (decrease) in shares outstanding	(67,869)	$(826,424)

Class L
Six months ended February 28, 2011:
Shares sold	130	$1,809
Shares issued in reinvestment of dividends	85	1,175
Shares reacquired	(27,599)	(389,062)

Net increase (decrease) in shares outstanding	(27,384)	$(386,078)

Year ended August 31, 2010:
Shares sold	2,656	$33,432
Shares issued in reinvestment of dividends	165	2,095
Shares reacquired	(30,480)	(391,405)

Net increase (decrease) in shares outstanding	(27,659)	$(355,878)

Class M
Six months ended February 28, 2011:
Shares issued in reinvestment of dividends	235	$3,229
Shares reacquired	(6,148)	(84,869)

Net increase (decrease) in shares outstanding before conversion	(5,913)	(81,640)
Shares reacquired upon conversion into Class A	(36,584)	(533,392)

Net increase (decrease) in shares outstanding	(42,497)	$(615,032)

Year ended August 31, 2010:
Shares sold	1,515	$18,997
Shares issued in reinvestment of dividends	370	4,678
Shares reacquired	(35,493)	(453,370)

Net increase (decrease) in shares outstanding before conversion	(33,608)	(429,695)
Shares reacquired upon conversion into Class A	(83,363)	(1,090,110)

Net increase (decrease) in shares outstanding	(116,971)	$(1,519,805)

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Class R	Shares	Amount
Six months ended February 28, 2011:
Shares sold	170,734	$2,463,771
Shares issued in reinvestment of dividends	575	7,949
Shares reacquired	(139,550)	(1,990,440)

Net increase (decrease) in shares outstanding	31,759	$481,280

Year ended August 31, 2010:
Shares sold	540,389	$7,153,607
Shares issued in reinvestment of dividends	592	7,535
Shares reacquired	(237,258)	(3,062,817)

Net increase (decrease) in shares outstanding	303,723	$4,098,325

Class X
Six months ended February 28, 2011:
Shares issued in reinvestment of dividends	117	$1,612
Shares reacquired	(3,132)	(44,318)

Net increase (decrease) in shares outstanding before conversion	(3,015)	(42,706)
Shares reacquired upon conversion into Class A	(10,011)	(140,700)

Net increase (decrease) in shares outstanding	(13,026)	$(183,406)

Year ended August 31, 2010:
Shares sold	1,998	$26,707
Shares issued in reinvestment of dividends	258	3,270
Shares reacquired	(21,883)	(278,260)

Net increase (decrease) in shares outstanding before conversion	(19,627)	(248,283)
Shares reacquired upon conversion into Class A	(22,386)	(291,964)

Net increase (decrease) in shares outstanding	(42,013)	$(540,247)

Class Z
Six months ended February 28, 2011:
Shares sold	10,189,292	$140,182,595
Shares issued in reinvestment of dividends	46,952	649,820
Shares reacquired	(9,137,054)	(136,078,120)

Net increase (decrease) in shares outstanding before conversion	1,099,190	4,754,295
Shares issued upon conversion from Class A and Class C	37,127	512,034

Net increase (decrease) in shares outstanding	1,136,317	$5,266,329

Year ended August 31, 2010:
Shares sold	26,515,157	$340,422,504
Shares issued in reinvestment of dividends	35,632	453,947
Shares reacquired	(9,352,597)	(120,792,193)

Net increase (decrease) in shares outstanding	17,198,192	$220,084,258

Prudential Jennison Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the period ended February 28, 2011. The balance for the 1 day that the Fund had loan outstanding during the period was $942,000 at an interest rate of 1.47%. At February 28, 2011, the Fund did not have an outstanding loan amount.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,			Ten-Month Period Ended August 31,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)(c)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.27		$11.67	$16.55	$21.81	$22.49		$19.77	$16.71
Income (loss) from investment operations:
Net investment income	.02		.05	.07	.15	.16		.22	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.49		.59	(3.87)	(2.01)	1.61		3.56	3.07
Total from investment operations	3.51		.64	(3.80)	(1.86)	1.77		3.78	3.21
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.04)	(.12)	(.20)	(.19)		(.14)	(.15)
Distributions from net realized gains	-		-	(.96)	(3.20)	(2.26)		(.92)	-
Total dividends and distributions	(.04)		(.04)	(1.08)	(3.40)	(2.45)		(1.06)	(.15)
Net asset value, end of period	$15.74		$12.27	$11.67	$16.55	$21.81		$22.49	$19.77
Total Return(b):	28.62%		5.44%	(20.76)%	(9.95)%	8.66%		19.85%	19.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$659,730		$543,424	$565,420	$819,162	$1,010,160		$946,315	$771,540
Average net assets (000)	$613,777		$608,797	$518,332	$910,313	$1,028,798		$872,078	$699,013
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.03%	(e)	1.07%	1.14%	1.00% (d)	.95%	(d)(e)	.98% (d)	1.04% (d)
Expenses, excluding distribution and service (12b-1) fees	.73%	(e)	.77%	.84%	.73%	.70%	(e)	.73%	.79%
Net investment income	.33%	(e)	.36%	.68%	.83%	.90%	(e)	1.05%	.77%
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	33%	(f)	56%	60%	51%	55%	(f)	49%	56%

(a) Calculated based upon average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 29, 2008.

(e) Annualized.

(f) Not annualized.

(g) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Value Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,				Ten-Month Period Ended August 31,		Year Ended October 31,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)(b)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.07		$11.52		$16.28	$21.52	$22.18		$19.52	$16.49
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.04)		- (f)	.02	.03		.07	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.42		.59		(3.79)	(2.00)	1.60		3.51	3.02
Total from investment operations	3.40		.55		(3.79)	(1.98)	1.63		3.58	3.04
Less Dividends and Distributions:
Dividends from net investment income	-		-	(f)	(.01)	(.06)	(.03)		-	(.01)
Distributions from net realized gains	-		-		(.96)	(3.20)	(2.26)		(.92)	-
Total dividends and distributions	-		-	(f)	(.97)	(3.26)	(2.29)		(.92)	(.01)
Net asset value, end of period	$15.47		$12.07		$11.52	$16.28	$21.52		$22.18	$19.52
Total Return(c):	28.17%		4.78%		(21.28)%	(10.65)%	8.02%		18.96%	18.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,832		$23,813		$30,905	$65,520	$112,108		$105,824	$119,151
Average net assets (000)	$24,896		$29,060		$33,718	$87,249	$112,785		$112,070	$161,840
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.73%	(d)	1.77%		1.84%	1.73%	1.70%	(d)	1.73%	1.79%
Expenses, excluding distribution and service (12b-1) fees	.73%	(d)	.77%		.84%	.73%	.70%	(d)	.73%	.79%
Net investment income (loss)	(.36)%	(d)	(.33)%		- (g)	.11%	.15%	(d)	.32%	.04%

(a) Calculated based upon average shares outstanding during the period.

(b) For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Less than $.005 per share.

(g) Less than .005%.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended February 28,	Year Ended August 31,				Ten-Month Period Ended August 31,	Year Ended October 31,
	2011(a)	2010(a)		2009(a)	2008(a)	2007(a)(b)	2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.06	$11.52		$16.29	$21.52	$22.19	$19.52	$16.49
Income (loss) from investment operations:
Net investment income (loss)	(.03)	(.04)		- (f)	.02	.02	.06	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.43	.58		(3.80)	(1.99)	1.60	3.53	3.03
Total from investment operations	3.40	.54		(3.80)	(1.97)	1.62	3.59	3.04
Less Dividends and Distributions:
Dividends from net investment income	-	-	(f)	(.01)	(.06)	(.03)	-	(.01)
Distributions from net realized gains	-	-		(.96)	(3.20)	(2.26)	(.92)	-
Total dividends and distributions	-	-	(f)	(.97)	(3.26)	(2.29)	(.92)	(.01)
Net asset value, end of period	$15.46	$12.06		$11.52	$16.29	$21.52	$22.19	$19.52
Total Return(c):	28.19%	4 .69%		(21.33)%	(10.61)%	7.98%	18.95%	18.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,661	$28,713		$28,205	$45,882	$64,731	$32,189	$20,540
Average net assets (000)	$31,998	$31,259		$27,260	$55,511	$52,776	$24,812	$20,814
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.73%(d)	1.77%		1.84%	1.73%	1.70%(d)	1.73%	1.79%
Expenses, excluding distribution and service (12b-1) fees	.73%(d)	.77%		.84%	.73%	.70%(d)	.73%	.79%
Net investment income (loss)	(.37)%(d)	(.33)%		(.02)%	.10%	.11%(d)	.29%	.05%

(a) Calculated based upon average shares outstanding during the period.

(b) For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Less than $.005 per share.

Prudential Jennison Value Fund	33

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended February 28,		Year Ended August 31,			March 16, 2007(a) through August 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.23		$11.63	$16.48	$21.74	$20.65
Income (loss) from investment operations:
Net investment income	.01		.02	.05	.11	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.47		.59	(3.85)	(2.01)	1.04
Total from investment operations	3.48		.61	(3.80)	(1.90)	1.09
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.01)	(.09)	(.16)	-
Distributions from net realized gains	-		-	(.96)	(3.20)	-
Total dividends and distributions	(.01)		(.01)	(1.05)	(3.36)	-
Net asset value, end of period	$15.70		$12.23	$11.63	$16.48	$21.74
Total Return(d):	28.47%		5.28%	(20.97)%	(10.17)%	5.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,560		$1,550	$1,796	$2,896	$5,299
Average net assets (000)	$1,581		$1,816	$1,707	$4,100	$3,274
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.23%	(e)	1.27%	1.34%	1.23%	1.20%	(e)
Expenses, excluding distribution and service (12b-1) fees	.73%	(e)	.77%	.84%	.73%	.70%	(e)
Net investment income	.14%	(e)	.16%	.48%	.61%	.51%	(e)

(a) Inception date of Class L shares.

(b) Calculated based upon average shares outstanding during the period.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(e) Annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class M Shares
	Six Months Ended February 28,		Year Ended August 31,			March 16, 2007(a) through August 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.20		$11.58	$16.30	$21.53	$20.49
Income (loss) from investment operations:
Net investment income	.03		.05	.03	.02	-	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.45		.59	(3.78)	(1.99)	1.04
Total from investment operations	3.48		.64	(3.75)	(1.97)	1.04
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.03)	(.01)	(.06)	-
Distributions from net realized gains	-		-	(.96)	(3.20)	-
Total dividends and distributions	(.04)		(.03)	(.97)	(3.26)	-
Capital Contributions:	-	(e)	.01	- (e)	-	-
Net asset value, end of period	$15.64		$12.20	$11.58	$16.30	$21.53
Total Return(d):	28.60%		5.58%	(20.98)%	(10.59)%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$857		$1,186	$2,480	$5,898	$15,256
Average net assets (000)	$1,115		$1,977	$3,046	$9,964	$9,920
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	.98%	(f)	1.02%	1.52%	1.73%	1.70%	(f)
Expenses, excluding distribution and service (12b-1) fees	.73%	(f)	.77%	.84%	.73%	.70%	(f)
Net investment income	.39%	(f)	.39%	.31%	.11%	.01%	(f)

(a) Inception date of Class M shares.

(b) Calculated based upon average shares outstanding during the period.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(e) Less than $.005 per share.

(f) Annualized.

(g) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,			Ten-Month Period Ended August 31,		Year Ended October 31,	June 3, 2005(a) through October 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)(c)		2006(b)	2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.24		$11.64	$16.49	$21.75	$22.39		$19.74	$18.31
Income (loss) from investment operations:
Net investment income	.01		.02	.05	.11	.05		.13	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.47		.59	(3.85)	(2.01)	1.69		3.53	1.42
Total from investment operations	3.48		.61	(3.80)	(1.90)	1.74		3.66	1.43
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.01)	(.09)	(.16)	(.12)		(.09)	-
Distributions from net realized gains	-		-	(.96)	(3.20)	(2.26)		(.92)	-
Total dividends and distributions	(.01)		(.01)	(1.05)	(3.36)	(2.38)		(1.01)	-
Net asset value, end of period	$15.71		$12.24	$11.64	$16.49	$21.75		$22.39	$19.74
Total Return(d):	28.45%		5.27%	(20.95)%	(10.16)%	8.44%		19.21%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,804		$9,583	$5,582	$4,796	$1,858		$64	$3
Average net assets (000)	$11,205		$8,448	$4,424	$3,557	$685		$21	$3
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(e)	1.23	%(f)	1.27%	1.34%	1.23%	1.20	%(f)	1.23%	1.29%	(f)
Expenses, excluding distribution and service (12b-1) fees	.73	%(f)	.77%	.84%	.73%	.70	%(f)	.73%	.79%	(f)
Net investment income	.12	%(f)	.18%	.47%	.60%	.62	%(f)	.61%	.19%	(f)

(a) Inception date of Class R shares.

(b) Calculated based upon average shares outstanding during the period.

(c) For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended February 28,		Year Ended August 31,			March 16, 2007(a) through August 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)(c)(g)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.22		$11.62	$16.37	$21.52	$20.49
Income (loss) from investment operations:
Net investment income	.03		.05	.08	.15	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.47		.58	(3.81)	(1.99)	1.03
Total from investment operations	3.50		.63	(3.73)	(1.84)	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.04)	(.09)	(.15)	(.09)
Distributions from net realized gains	-		-	(.96)	(3.20)	-
Total dividends and distributions	(.04)		(.04)	(1.05)	(3.35)	(.09)
Capital Contributions:	-	(h)	.01	.03	.04	.02
Net asset value, end of period	$15.68		$12.22	$11.62	$16.37	$21.52
Total Return(d):	28.72%		5.51%	(20.42)%	(9.67)%	5.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$529		$572	$1,032	$2,117	$3,749
Average net assets (000)	$560		$ 909	$1,175	$2,927	$2,334
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.98%	(e)	1.02%	1.09%	1.02%	1.01%	(e)
Expenses, excluding distribution and service (12b-1) fees	.73%	(e)	.77%	.84%	.73%	.70%	(e)
Net investment income	.40%	(e)	.40%	.80%	.82%	.71%	(e)

(a) Inception date of Class X shares.

(b) Calculated based upon average shares outstanding during the period.

(c) For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(e) Annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

(g) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits.

(h) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,			Ten-Month Period Ended August 31,		Year Ended October 31,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)(c)		2006(a)	2005(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.30		$11.69	$16.61	$21.88	$22.56		$ 19.83	$ 16.76
Income (loss) from investment operations:
Net investment income	.05		.09	.10	.20	.23		.27	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.48		.59	(3.89)	(2.02)	1.60		3.57	3.07
Total from investment operations	3.53		.68	(3.79)	(1.82)	1.83		3.84	3.26
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.07)	(.17)	(.25)	(.25)		(.19)	(.19)
Distributions from net realized gains	-		-	(.96)	(3.20)	(2.26)		(.92)	-
Total dividends and distributions	(.08)		(.07)	(1.13)	(3.45)	(2.51)		(1.11)	(.19)
Net asset value, end of period	$15.75		$12.30	$11.69	$16.61	$21.88		$22.56	$19.83
Total Return(b):	28.76%		5.78%	(20.54)%	(9.72)%	8.91%		20.15%	19.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$406,267		$303,166	$87,194	$109,533	$104,793		$92,267	$41,856
Average net assets (000)	$415,608		$259,824	$80,680	$104,223	$105,962		$65,638	$32,824
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.73%	(d)	.77%	.84%	.73%	.70%	(d)	.73%	.79%
Expenses, excluding distribution and service (12b-1) fees	.73%	(d)	.77%	.84%	.73%	.70%	(d)	.73%	.79%
Net investment income	.63%	(d)	.69%	.98%	1.11%	1.16%	(d)	1.28%	1.00%

(a) Calculated based upon average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.

(d) Annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfund.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Value Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBEAX	PBQIX	PEICX	N/A	N/A	JDVRX	N/A	PEIZX
CUSIP	74440N102	74440N201	74440N300	74440N409	74440N508	74440N607	74440N706	74440N805

MF131E2    0199534-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	April 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 19, 2011